Financial instruments - fair values and risk management - Financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
At fair value [member]
Financial instruments - fair values and risk management
Financial assets	$ 16,415	$ 16,115
Financial assets at amortized cost
Financial instruments - fair values and risk management
Financial assets	141,549	167,918
Financial assets at amortized cost | Trade receivables
Financial instruments - fair values and risk management
Financial assets	31,743	32,886
Financial assets at amortized cost | Cash
Financial instruments - fair values and risk management
Financial assets	62,908	111,049
Financial assets at amortized cost | Loans receivable
Financial instruments - fair values and risk management
Financial assets	1,490	226
Financial assets at amortized cost | Other investments - current
Financial instruments - fair values and risk management
Financial assets	45,408	23,757
Financial assets measured at fair value | Level 1 | Other investments - non-current
Financial instruments - fair values and risk management
Financial assets	13,074	13,100
Fair value through other comprehensive income | Level 1 | Other investments - non-current
Financial instruments - fair values and risk management
Financial assets	$ 3,341	$ 3,015